Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Buildings, machinery and equipment estimated useful lives	5 to 20 years.
Impairment losses
Land [Member]
Statement Line Items [Line Items]
Impairment losses
Plants [Member]
Statement Line Items [Line Items]
Buildings, machinery and equipment estimated useful lives	20 years
Impairment losses		13,311,557
Level 3 of fair value hierarchy [Member]
Statement Line Items [Line Items]
Impairment losses		13,311,557			$ 1,248,039
Estimation of construction prepayment					7,160,523
Impairment to carrying value down to management		$ 0	$ 0		0
Level 2 of fair value hierarchy [Member]
Statement Line Items [Line Items]
Estimation of acquisition cost of land use right					5,154,034
Fair value estimated cost					379,971
Estimation of construction prepayment					$ 1,317,295
Impairment to carrying value down to management				$ 0